Initial Public Offering (Details)	Jan. 11, 2021 $ / shares shares
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Common stock, par value	$ 0.0001
Exercise price	$ 11.5
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares) | shares	23,000,000
Purchase price per unit	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares) | shares	3,000,000